Registration Nos. 333-115360
Investment Company Act File No. 811-06312

___________________________________________________________________________________________________

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
|_|    Pre-Effective Amendment No. ___      |X|    Post-Effective Amendment No.  1

(Check appropriate box or boxes)

THE LAZARD FUNDS, INC.
___________________________________________________________________________________________________
(Exact Name of Registrant as Specified in Charter)

(212) 632-6000
___________________________________________________________________________________________________
(Area Code and Telephone Number)

30 Rockefeller Plaza, New York, New York 10112 ___________________________________________________________________________________________________
(Address of Principal Executive Offices: Number,
Street, City, State, Zip Code)

(Name and Address of Agent for Service)

Nathan A. Paul, Esq.
30 Rockefeller Plaza
New York, New York 10112

copy to:

Stuart H. Coleman, Esq.
Janna Manes, Esq.
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982

           An indefinite number of Registrant’s shares of common stock, par value $0.001 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

           This Post-Effective Amendment consists of the following:

           (1) Facing Sheet of the Registration Statement.

           (2) Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference from the Registration Statement on Form N-14 (File No. 333-115360, filed on May 11, 2004.

This Post-Effective Amendment is being filed solely for the purpose to file as Exhibit No. 12 to this Registration Statement on Form N-14 the final tax opinion.

THE LAZARD FUNDS, INC.
PART C
OTHER INFORMATION

Item 15	Indemnification.

The response to this item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A, filed April 29, 2003.

Item 16	Exhibits. All references to the "Registration Statement" are to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A, filed April 29, 2003 (File No. 333-40682) (the "Registration Statement") unless otherwise noted.

(1)	Registrant's Articles of Incorporation, Articles of Amendment and Articles Supplementary are incorporated by and reference to Exhibit (a) to the Registration Statement; Exhibit (a) to Post-Effective Amendment No. 22 filed December 29, 2000 and Exhibit (a) to Post-Effective Amendment No. 25 filed April 30, 2001.

(2)	Registrant's By-Laws are incorporated by reference to Exhibit (b) to the Registration Statement.

(3)	Not Applicable.

(4)	Plan of Reorganization.*

(5)	Reference is made to Exhibits (1) and (2) hereof.

(6)	Investment Management Agreements are incorporated by reference to Exhibit (d) to the Registration Statement.

(7)	Distribution Agreement is incorporated by reference to Exhibit (e) to Post-Effective Amendment No. 10 filed August 15, 1996.

(8)	Not Applicable.

(9)	Custody Agreement is incorporated by reference to Exhibit (g) to the Registration Statement.

(10)(a)	Distribution and Servicing Plan is incorporated by reference to Exhibit (m) to the Registration Statement.

(10)(c)	Rule 18f-3 Plan is incorporated by reference to Exhibit (o) to Post-Effective Amendment No. 25 to the Registration Statement filed April 30, 2001.

(11)(b)	Consent of counsel.*

(12)	Opinion and consent of counsel regarding tax matters.**

(13)(a)	Revised Transfer Agency and Service Agreement, Amendment to Revised Transfer Agency and Service Agreement are incorporated by reference to Exhibit (h) to the Registration Statement.

(13)(b)	Administration Agreement is incorporated by reference to Exhibit (h) to Post-Effective Amendment No. 8 filed October 13, 1995.

(14)	Consent of Independent Auditors.*

(15)	Not Applicable.

(16)	Power of Attorney.*

(17)(a)	Forms of Proxy.*

(17)(b)	Registrant's Prospectus and Statement of Additional Information dated May 1, 2004 are incorporated by reference to the Registration Statement.

________________________

*	Filed previously.

**	Filed herein.

Item 17.	Undertakings

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933 each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file by post-effective amendment the final opinion of counsel regarding tax matters within a reasonable period of time after receiving such opinion.

SIGNATURES

                      As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of New York, and State of New York on the 24th day of August, 2004.

THE LAZARD FUNDS, INC. (Registrant) By: /s/ Charles Carroll Charles Carroll, President

Pursuant to the requirements of the Securities Act of 1933, the following persons in the capacities and on the dates indicated have signed this Registration Statement below.

Signatures	Title	Date

/s/ Charles Carroll Charles Carroll	President and Director	8/24/04

/s/ Norman Eig Norman Eig	Chairman of the Board and Director	8/24/04

/s/ Stephen St. Clair Stephen St. Clair	Treasurer and Chief Financial Officer	8/24/04

/s/ John J. Burke* John J. Burke	Director	8/24/04

/s/ Kenneth S. Davidson* Kenneth S. Davidson	Director	8/24/04

/s/ Lester Z. Lieberman* Lester Z. Lieberman	Director	8/24/04

/s/ William Katz* William Katz	Director	8/24/04

/s/ Richard Reiss, Jr.* Richard Reiss, Jr.	Director	8/24/04

*By: /s/ Nathan A. Paul
          Nathan A. Paul
          Attorney-in-Fact

           Exhibit Index

           (12)   Opinion and consent of counsel regarding tax matters.